Organization and principal activities (Details) $ / shares in Units, ¥ in Millions			1 Months Ended		2 Months Ended	6 Months Ended	12 Months Ended
	May 20, 2022 CNY (¥)	Aug. 07, 2015 USD ($) shares	Sep. 30, 2018 $ / shares shares	Dec. 31, 2017 subsidiary	Mar. 31, 2018 subsidiary	Nov. 30, 2021 CNY (¥)	Dec. 31, 2022	Jun. 30, 2017 CNY (¥)	Jan. 05, 2015	Mar. 31, 2014
Subsidiaries, VIEs and subsidiaries of the VIEs
Equity financing | ¥								¥ 1,000
IPO | ADS
Subsidiaries, VIEs and subsidiaries of the VIEs
Issuance of new shares			11,763,478
Issuance of new shares (in dollars per share) | $ / shares			$ 9.50
IPO | Class A ordinary shares
Subsidiaries, VIEs and subsidiaries of the VIEs
Issuance of new shares			23,526,956
Shenzhen Xiaoying
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in variable interest entity's							100.00%
Shenzhen Xiaoying Microcredit Co., Ltd
Subsidiaries, VIEs and subsidiaries of the VIEs
Capital Contribution | ¥						¥ 1,000
Beijing Ying Zhong Tong
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in variable interest entity's							100.00%
Tianjin Yuexin Financing Guarantee Co., Ltd
Subsidiaries, VIEs and subsidiaries of the VIEs
Capital Contribution | ¥	¥ 50
Shenzhen Xintang Information Consulting Co., Ltd. Member
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in variable interest entity's							100.00%
Shenzhen Ying Zhong Tong Financial Information Service Co. Ltd. [Member]
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in variable interest entity's							100.00%
Shenzhen Ying Ai Gou
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in variable interest entity's							100.00%
Xiaoying Microcredit
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in variable interest entity's							100.00%
Mr. Tang Yue (Founder and CEO)
Subsidiaries, VIEs and subsidiaries of the VIEs
Issuance of new shares		40,000,000
Shenzhen Ying Zhong Tong Financial Information Service Co. Ltd. [Member] | Mr. Tang Yue (Founder and CEO) | Minimum [Member]
Subsidiaries, VIEs and subsidiaries of the VIEs
Equity interest acquired (in percentage)										50.00%
X Financial | Mr. Tang Yue (Founder and CEO) | Minimum [Member]
Subsidiaries, VIEs and subsidiaries of the VIEs
Equity interest acquired (in percentage)									50.00%
YZT (HK) Limited
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in subsidiary							100.00%
Beijing WFOE
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in subsidiary							100.00%
Shenzhen Puhui
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in subsidiary							100.00%
Shenzhen Xiaoying IT
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in subsidiary							100.00%
Tianjin Yuexin Financing Guarantee Co., Ltd
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in subsidiary							100.00%
Dingyue Digital and Information Technology (Shenzhen) Co., Ltd
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in subsidiary							100.00%
Unrelated third party investor
Subsidiaries, VIEs and subsidiaries of the VIEs
Issuance of new shares		38,095,238
Issuance of new shares, Consideration | $		$ 60,000,000
Shenzhen Xiaoying | Beijing WFOE
Subsidiaries, VIEs and subsidiaries of the VIEs
Number of subsidiaries acquired | subsidiary				2
Shenzhen Ying Zhong Tong Financial Information Service Co. Ltd. [Member] | Shenzhen Puhui
Subsidiaries, VIEs and subsidiaries of the VIEs
Number of subsidiaries acquired | subsidiary					4